PROPERTY AND EQUIPMENT - Additional Information (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT
Capital lease asset balance net of accumulated depreciation	$ 7,348,761	$ 10,411,396	$ 13,652,770